SunAmerica Asset Management, LLC Harborside Financial Center Jersey City, NJ 07311-4992 201.324.6390 201.324.6364 (fax) christopher.tafone@sunamerica.com Christopher J. Tafone Vice President

May 10, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Seasons Series Trust (the “Trust”) –
Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Allocation Balanced Portfolio
(each, a “Portfolio,” and collectively, the “Portfolios”)
(Registration No: 811-07725)

Ladies and Gentlemen:

On behalf of the Trust and the Portfolios, we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the definitive proxy materials consisting of the Notice of Special Meeting of Shareholders, the Joint Proxy Statement and the Form of Proxy and Voting Instruction Cards relating to a Special Joint Meeting of Shareholders of the Portfolios to be held on July 12, 2016 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to approve a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for Class 3 shares of each Portfolio.

In accordance with the requirements of Rule 14a-6(d) under the 1934 Act, please be advised we intend to mail these materials to shareholders of the Portfolio on or about May 20, 2016. Should you have any questions or comments concerning the enclosed materials, please call the undersigned at (201) 324-6390.

Sincerely,

/s/ Christopher J. Tafone

Christopher J. Tafone
Vice President